UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21589

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Commodity Return Strategy Fund Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2006 to October 31, 2007

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

October 31, 2007

■  CREDIT SUISSE
  COMMODITY RETURN STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class shares and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2007; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report
October 31, 2007 (unaudited)

November 30, 2007

Dear Shareholder:

Performance Summary
11/01/06 – 10/31/07

Fund & Benchmark	Performance
Common[1]	15.07%
Class A1,2	14.80%
Class C1,2	13.94%
Dow Jones-AIG Commodity Index Total Return[3]	15.40%

Performance for the Fund's Class A and Class C Shares is without the maximum sales charge of 3.00% and 1.00%, respectively.2

Market Review: Precious Metals the Top Performer

For the 12-month period ended October 31, 2007, commodities posted strong positive gains for the sixth consecutive annual period. The Dow Jones AIG Commodity Index Total Return returned 15.40% for the year, outperforming the 14.6% total return of the S&P 500 index4 and the 5.4% total return of the Lehman Brothers U.S Aggregate Bond Index4 for the same period.

With inflation expectations higher and the U.S. Dollar lower, precious metals were the top performer for the fiscal year, rising 26.46% on a total return basis. Additionally, agriculture was up strongly, rising 25.87% on strength from wheat (+49.05%), soybeans (+47.08%), and soybean oil (+49.05%). Due to adverse weather conditions throughout much of the world including Australia and Canada, wheat production estimates dropped, leading to higher prices. Soybeans and soybean oil rose on expectations of a smaller crop (due to a potential acreage shift from soybeans to wheat to take advantage of high wheat prices). The energy sector rose 15.01%, but performance of individual commodities was mixed — with gasoline, the strongest performer, up 51.35% on limited available inventories.

Strategy Review and Outlook: Diversification and Potential Upside

For the annual period ended October 31, 2007, the Fund underperformed the Dow Jones-AIG Index negligibly due to transaction costs incurred in replicating the index components. The Fund benefited from fears of rising inflation and the falling U.S. Dollar during the turmoil in the credit markets. Over this time, the commodities within the agriculture, energy, industrial metals, and precious metals contributed positively to performance, whereas livestock related commodities detracted from performance.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

The Index had positive returns for the vast majority of the year; however, it wasn't until September 2007 that it reached a year-to-date performance of more than 10%. Much of this surge was due to the Federal Reserve's decision to lower the target for the federal funds rate by 50 basis points.

Most of the commodities the Fund was exposed to during the strong commodity market rose for the period, though a few fell. Lean hogs were the worst performer, down 29.60% on lower than expected exports to China, despite the Porcine Reproductive and Respiratory Syndrome Virus (PRRSV) affecting many of the hogs and lowering supply in China. Additionally, in the industrial metals sector, zinc fell 27.78% on higher than expected inventories. And, natural gas performed poorly for the second year in a row, falling 24.44% due to a cool summer and lack of severe hurricane activity.

In the fixed income portion of the portfolio, holdings maintained a bias toward high quality short-term assets, especially floating rate notes. These assets were able to take advantage of a Fed that kept the overnight funds rate steady at 5.25% until September. The final three months of the fiscal year saw the unprecedented turmoil in the markets that resulted in a lack of liquidity and widening spreads. In the current credit environment, we remain confident in our high quality fixed income positions (which have been only minimally affected by the recent downturn).

Historically, commodity index returns have tended to exhibit long-term positive returns with low correlations to other asset classes, thus creating potential risk/return benefits within a diversified portfolio. With the recent crisis in the credit markets, this has once again been proven true. Despite equity and credit markets performing poorly, commodities still performed well as many factors that drive their prices — such as inflation expectations, currencies, and physical supply-demand factor — have historically either not affected, or had the opposite effect on, the equity and fixed income markets.

In addition to our strong belief in the diversification benefits of commodities, we remain tactically bullish on the commodity market for the coming year as many of the same factors that have driven prices up recently remain in place. There are still very low supplies of crude oil and wheat, leaving both vulnerable to upward price spikes in the case of any further supply disruptions. Fundamentally, with the continued growth from China, we believe that the low supply of crude oil may continue in the foreseeable future without a meaningful increase in production from the Organization of Petroleum Exporting Countries (OPEC). Additionally, with the turmoil in the credit markets likely to continue into 2008, any further rate cuts from the Federal Reserve could potentially result in higher inflation and a weaker U.S. Dollar — two factors that have historically coincided with higher commodity prices.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

The DJ-AIG Index is a broadly diversified futures index composed of futures contracts on 19 physical commodities. The Index is weighted among commodity sectors using dollar-adjusted liquidity and production data. Currently, four energy products, six metals and nine agricultural products are represented in the Index. The Index is rebalanced as of the beginning of each calendar year so that as of that time no single commodity constitutes less than 2% or more than 15% of the Index, and each sector represented in the Index is limited to 33%. However, following this rebalancing and for the remainder of the calendar year these percentages may change so that a single commodity may constitute a lesser or greater percentage of the Index and different sectors may represent different proportions of the Index.

The Fund may seek to track the performance of the DJ-AIG Index Total Return by investing in commodity-linked structured notes and swaps and, through investment in the Credit Suisse Cayman Commodity Fund I, Ltd. (the "Subsidiary"), a wholly owned subsidiary of the Fund formed in the Cayman Islands, futures contracts on individual commodities or a subset of commodities and options on them. The Fund has obtained a private letter ruling from the Internal Revenue Service (IRS) confirming that the income produced by certain types of structured notes constitutes "qualifying income" under the Internal Revenue Code of 1986, as amended. The Fund has received another private letter ruling from the IRS concluding that income derived from the Fund's investment in the Subsidiary will also constitute qualifying income to the Fund, even if the Subsidiary itself owns commodity-linked notes and swaps, commodity options, futures and options on futures.

The Credit Suisse Commodities Management Team

Christopher Burton
Andrew S. Lenskold
Kam T. Poon

This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified fund and may therefore be subject to greater volatility. Exposure to commodity markets should form only a small part of a diversified portfolio. Investment in commodity markets may not be suitable for all investors. The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

The use of derivatives such as swaps, commodity-linked structured notes and futures entails substantial risks, including risk of loss of a significant portion of their principal value, lack of a secondary market, increased volatility, correlation risk, liquidity risk, interest-rate risk, market risk, credit risk, valuation risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivatives' cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before you invest.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Commodity Return Strategy Fund1 Common Class
shares, Class A shares2, Class C shares2 and the
Dow Jones-AIG Commodity Index3,5 from Inception (12/30/04).

Average Annual Returns as of September 30, 20071

	1 Year	Since Inception
Common Class	16.68%	11.73%
Class A Without Sales Charge	16.31%	11.40%
Class A With Maximum Sales Charge	12.86%	10.17%
Class C Without CDSC	15.43%	10.63%
Class C With CDSC	14.43%	10.63%

Average Annual Returns as of October 31, 20071

	1 Year	Since Inception
Common Class	15.07%	12.61%
Class A Without Sales Charge	14.80%	12.32%
Class A With Maximum Sales Charge	11.35%	11.12%
Class C Without CDSC	13.94%	11.54%
Class C With CDSC	12.94%	11.54%

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 3.00%), was 11.35%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%) was 12.94%.

3  The Dow Jones-AIG Commodity Index is composed of futures contracts on 19 physical commodities. Investors cannot invest directly in an index.

4  The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service; the Standard and Poor's division of The McGraw-Hill Companies, Inc.; or Fitch IBCA Inc. The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. Investors cannot invest directly in an index.

5  Performance for the benchmark is not available for the period beginning December 30, 2004. For that reason, performance is shown for the period beginning January 1, 2005.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2007.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended October 31, 2007

Actual Fund Return	Common Class	Class A	Class C
Beginning Account Value 5/1/07	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/07	$1,081.00	$1,080.70	$1,076.60
Expenses Paid per $1,000*	$3.67	$4.98	$8.90
Hypothetical 5% Fund Return
Beginning Account Value 5/1/07	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/07	$1,021.68	$1,020.42	$1,016.64
Expenses Paid per $1,000*	$3.57	$4.84	$8.64
	Common Class	Class A	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Sector Breakdown*
Structured Notes	49.4%
Mortgage Backed Securities	15.6%
Corporate Obligations	14.5%
Variable Rate Corporate Obligations	12.6%
Commercial Paper	5.6%
Asset Backed Securities	2.0%
Wholly-Owned Subsidiary	0.2%
Short-Term Investments	0.1%
Total	100.0%

*  Expressed as a percentage of total investments and may vary over time.

Credit Suisse Commodity Return Strategy Fund
Schedule of Investments
October 31, 2007

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMERCIAL PAPER (24.4%)
ASSET BACKED (6.8%)
	$9,500	Bavaria Universal Funding	(A-1, P-1)	11/05/07	5.382	$9,494,395
	3,000	Bavaria Universal Funding	(A-1, P-1)	11/05/07	5.442	2,998,210
	10,300	Fenway Funding LLC	(A-1, P-1)	11/07/07	5.366	10,290,996
	21,000	Foxboro Funding, Ltd.	(A-1+, P-1)	11/01/07	5.395	21,000,000
	11,000	Romulus Funding Corp.	(A-1, P-1)	01/08/08	5.356	10,891,540
	1,000	Romulus Funding Corp.	(A-1, P-1)	01/08/08	5.375	990,083
						55,665,224
CORPORATES (17.6%)
	38,700	Abbott Laboratories	(A-1+, P-1)	11/01/07	4.765	38,700,000
	38,500	Anheuser-Busch Companies, Inc.	(A-1, P-1)	11/01/07	4.735	38,500,000
	27,000	Bank of America Corp.	(A-1+, P-1)	11/01/07	5.352	27,000,000
	20,200	General Electric Co.	(A-1+, P-1)	11/01/07	4.745	20,200,000
	8,000	General Electric Co.	(A-1+, P-1)	12/03/07	4.866	7,965,866
	10,000	Hershey Co.	(A-1, P-1)	11/05/07	4.741	9,994,767
	1,500	Hershey Co.	(A-1, P-1)	11/05/07	4.741	1,499,212
						143,859,845
TOTAL COMMERCIAL PAPER (Cost 199,525,069)						199,525,069
ASSET BACKED SECURITIES	(2.4%)
	45	Ace Securities Corp., Series 2003-0P1, Class A2#	(AAA, Aaa)	12/25/33	5.233	43,136
	305	Ameriquest Mortgage Securities, Inc., Series 2003-9, Class AV2#	(AAA, Aaa)	09/25/33	5.213	290,073
	10	CDC Mortgage Capital Trust, Series 2003-HE4, Class A3#	(AAA, Aaa)	03/25/34	5.423	9,998
	60	Countrywide Home Equity Loan Trust, Series 2004-R, Class 2A#	(AAA, Aaa)	03/15/30	5.341	58,743
	44	Countrywide Home Equity Loan Trust, Series 2005-B, Class 2A#	(AAA, Aaa)	05/15/35	5.271	42,740
	29	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF4, Class A2#	(AAA, Aaa)	06/25/34	5.163	27,110
	60	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF6, Class A2B#	(AAA, Aaa)	07/25/34	5.283	57,342
	12,161	Interstar Millennium Trust, Series 2006-2GA, Class A1#	(AAA, Aaa)	05/27/38	4.799	12,097,670
	98	MSDWCC Heloc Trust, Series 2005-1, Class A#	(AAA, Aaa)	07/25/17	5.063	96,569
	133	Option One Mortgage Loan Trust, Series 2003-3, Class A2#	(AAA, Aaa)	06/25/33	5.173	129,361
	36	Specialty Underwriting & Residential Finance, Series 2004-BC2, Class A2#	(AAA, Aaa)	05/25/35	5.143	34,618
	7,000	Whitehawk CDO Funding, Ltd., Series 2004-1A, Class A1J#	(AA-, Aa2)	12/15/08	5.744	6,987,400
TOTAL ASSET BACKED SECURITIES (Cost $19,983,891)						19,874,760

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Schedule of Investments (continued)
October 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
MORTGAGE BACKED SECURITIES (7.3%)
$12,000	Brunel Residential Mortgage Securities, Series 2007-1A, Class A3‡‡#	(AAA, Aaa)	01/13/39	5.081	$11,979,844
18,437	Paragon Mortgages PLC, Series 12A, Class A1‡‡#	(AAA, Aaa)	11/15/38	5.071	18,415,261
14,658	Paragon Mortgages PLC, Series 14A, Class A1‡‡#	(AAA, Aaa)	09/15/39	5.091	14,654,003
15,000	Pendeford Master Issuer PLC, Series 2007-1A, Class 1A#	(A-1+, P-1)	02/12/08	5.100	14,965,429
TOTAL MORTGAGE BACKED SECURITIES (Cost $60,095,219)					60,014,537
STRUCTURED NOTES (59.7%)
121,600	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/08/08	4.835	123,060,416
3,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.049	3,201,360
3,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.408	3,817,860
2,500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.103	2,735,175
1,500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.207	1,721,805
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.210	2,346,520
1,300	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.210	1,592,565
1,500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.205	1,751,610
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.210	2,329,360
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.207	2,349,120
1,500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.210	1,789,365
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.210	2,272,340
2,300	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.050	2,781,712
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.544	2,370,260
26,166	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.210	30,372,393
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.210	2,328,000
3,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.210	3,631,320
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.356	2,725,160
3,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.079	3,152,490
4,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.053	4,378,040
3,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.553	3,758,520
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.299	766,100
800	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.295	1,162,352
13,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.301	18,753,930
600	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.227	873,264
1,500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.226	2,225,775
1,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.226	1,504,040
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.225	3,072,860
1,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.220	1,442,820
1,600	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.221	2,361,136
1,500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.221	2,265,135
1,300	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.200	1,680,276
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.190	617,005
1,900	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.200	2,370,098
3,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.200	3,909,630
1,300	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.200	1,523,093
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.205	2,307,480
1,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.209	1,144,580

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Schedule of Investments (continued)
October 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
STRUCTURED NOTES
$2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.205	$2,372,840
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.205	2,388,920
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.200	2,397,800
18,800	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.030	20,151,156
26,500	Bank of America NA: Commodity Index Linked Notes#	(AAA, Aaa)	03/28/08	5.335	32,973,950
22,000	Barclays Bank PLC: Commodity Index Linked Notes#	(A-1+, P-1)	11/25/08	4.961	24,300,958
28,500	Bear Stearns Company, Inc.: Commodity Index Linked Notes#	(A-1+, P-1)	12/09/08	4.685	28,842,285
15,500	Bear Stearns Company, Inc.: Commodity Index Linked Notes#	(A-1+, P-1)	11/06/07	5.023	22,360,455
18,000	Commonwealth Bank of Australia: Commodity Index Linked Notes#	(AAA, Aaa)	02/07/08	4.980	25,145,280
28,500	IXIS: Commodity Index Linked Notes#	(A-1+, P-1)	12/08/08	4.987	28,842,285
15,500	IXIS: Commodity Index Linked Notes#	(A-1+, P-1)	11/05/07	5.106	23,551,165
19,500	Morgan Stanley: Commodity Index Linked Notes#	(A-1, P-1)	11/17/08	5.061	22,203,870
TOTAL STRUCTURED NOTES (Cost $424,666,405)					487,975,929
VARIABLE RATE CORPORATE OBLIGATIONS (15.2%)
DIVERSIFIED FINANCIALS (15.2%)
8,000	Atlas Capital Funding Corp., Series MTN, Notes#	(AAA, Aaa)	12/07/08	5.724	8,010,608
10,000	Axon Financial Funding LLC, Series MTN, Notes#	(AAA, Ba3)	06/16/08	5.693	9,903,100
12,500	Axon Financial Funding LLC, Series MTN, Notes#	(A+, Ba3)	06/20/08	4.988	12,367,313
15,000	Cheyne Finance LLC, Series MTN, Notes#	(AAA, B2)	05/20/08	5.460	13,500,000
19,000	Cullinan Finance Corp., Series MTN, Notes#	(AAA, Aaa)	12/07/07	5.680	18,999,726
6,000	Dorada Finance, Inc., Series MTN, Notes#	(AAA, Aaa)	04/25/08	5.074	5,995,446
16,000	Sedna Finance, Inc., Series MTN, Notes#	(AAA, Aaa)	11/28/07	5.475	15,999,868
18,000	Stanfield Victoria LLC, Series MTN, Notes#	(AAA, Aaa)	03/27/08	5.200	17,991,306
22,000	Tango Finance Corp., Series MTN, Notes#	(AAA, Aaa)	09/15/08	5.071	21,961,280
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $126,494,594)					124,728,647
UNITED STATES AGENCY OBLIGATIONS (11.5%)
7,000	Fannie Mae Discount Notes‡‡	(AAA, Aaa)	12/05/07	4.335	6,968,928
245	Fannie Mae Discount Notes	(AAA, Aaa)	01/09/08	4.284	242,997
21,000	Federal Farm Credit Discount Notes‡‡	(AAA, Aaa)	11/02/07	4.508	20,997,346
13,546	Federal Home Loan Bank Discount Notes‡‡	(AAA, Aaa)	11/02/07	4.362	13,544,248
33,000	Federal Home Loan Bank Discount Notes‡‡	(AAA, Aaa)	11/07/07	4.368	32,974,700
4,000	Federal Home Loan Bank Discount Notes‡‡	(AAA, Aaa)	11/09/07	4.358	3,995,812
2,300	Federal Home Loan Bank Discount Notes‡‡	(AAA, Aaa)	11/14/07	4.382	2,296,155
10,000	Freddie Mac Discount Notes‡‡	(AAA, Aaa)	11/19/07	4.390	9,976,570
2,798	Freddie Mac Discount Notes‡‡	(AAA, Aaa)	11/30/07	4.388	2,787,745
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $93,784,320)					93,784,501

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Schedule of Investments (continued)
October 31, 2007

Par (000)		Maturity	Rate%	Value
SHORT-TERM INVESTMENT (0.1%)
$418	State Street Bank and Trust Co. Euro Time Deposit (Cost $418,000)	11/01/07	3.600	$418,000
Number of Shares
WHOLLY-OWNED SUBSIDIARY (0.3%)
160,235	Credit Suisse Cayman Commodity Fund I, Ltd. (Cost $1,602,349)			2,207,107
TOTAL INVESTMENTS AT VALUE (120.9%) (Cost $926,569,847)				988,528,550
LIABILITIES IN EXCESS OF OTHER ASSETS (-20.9%)				(170,817,428)
NET ASSETS (100.0%)				$817,711,122

INVESTMENT ABBREVIATION

MTN = Medium Term Note

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate shown is the rate as of October 31, 2007.

‡‡  Collateral segregated for futures contracts.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Statement of Assets and Liabilities
October 31, 2007

Assets
Investments at value (Cost $924,967,498) (Note 2)	$986,321,443
Investments in wholly-owned subsidiary at value (Cost $1,602,349)	2,207,107
Cash	993
Interest receivable	4,505,504
Receivable for fund shares sold	4,217,180
Prepaid expenses	28,143
Total Assets	997,280,370
Liabilities
Advisory fee payable (Note 3)	179,583
Administrative services fee payable (Note 3)	96,739
Distribution fee payable (Note 3)	67,631
Payable for investments purchased	178,600,000
Payable for fund shares redeemed	344,933
Variation margin payable (Note 2)	64,312
Trustees' fee payable	10,269
Other accrued expenses payable	205,781
Total Liabilities	179,569,248
Net Assets
Capital stock, $0.001 par value (Note 6)	67,251
Paid-in capital (Note 6)	746,593,051
Undistributed net investment income	4,957,895
Accumulated net realized gain from investments, futures contracts and swap contracts	4,063,242
Net unrealized appreciation from investments and futures contracts	62,029,683
Net Assets	$817,711,122
Common Shares
Net assets	$537,211,358
Shares outstanding	44,163,055
Net asset value, offering price, and redemption price per share	$12.16
A Shares
Net assets	$263,656,731
Shares outstanding	21,701,877
Net asset value, and redemption price per share	$12.15
Maximum offering price per share (net asset value/(1-3.00%))	$12.53
C Shares
Net assets	$16,843,033
Shares outstanding	1,386,441
Net asset value and offering price per share	$12.15

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Statement of Operations
For the Year Ended October 31, 2007

Investment Income (Note 2)
Interest	$29,499,359
Total investment income	29,499,359
Expenses
Investment advisory fees (Note 3)	2,906,938
Administrative services fees (Note 3)	698,116
Distribution fees (Note 3)
Class A	595,350
Class C	152,500
Transfer agent fees (Note 3)	628,317
Printing fees (Note 3)	120,202
Legal fees	119,507
Registration fees	94,617
Audit and tax fees	60,784
Custodian fees	32,106
Trustees' fees	22,366
Commitment fees (Note 4)	15,152
Insurance expense	12,512
Miscellaneous expense	6,833
Total expenses	5,465,300
Less: fees waived (Note 3)	(647,738)
Net expenses	4,817,562
Net investment income	24,681,797
Net Realized and Unrealized Gain (Loss) from Investments and Futures Contracts
Net realized gain from investments	23,075,831
Net realized loss from futures contracts	(1,060,600)
Net change in unrealized appreciation (depreciation) from investments	48,141,980
Net change in unrealized appreciation (depreciation) from futures contracts	155,626
Net realized and unrealized gain from investments and futures contracts	70,312,837
Net increase in net assets resulting from operations	$94,994,634

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Statements of Changes in Net Assets

For the Year Ended October 31,

	2007	2006
From Operations
Net investment income	$24,681,797	$10,195,736
Net realized gain (loss) from investments, futures contracts and swap contracts	22,015,231	(17,926,531)
Net change in unrealized appreciation (depreciation) from investments and futures contracts	48,297,606	13,841,964
Net increase in net assets resulting from operations	94,994,634	6,111,169
From Dividends and Distributions
Dividends from net investment income Common Class shares	(12,873,942)	(280,022)
Class A shares	(8,568,702)	(5,744,986)
Class C shares	(430,022)	(2,734,504)
Distributions from net realized gains Common Class shares	—	(2,883,677)
Class A shares	—	(5,418,265)
Class C shares	—	(304,976)
Net decrease in net assets resulting from dividends and distributions	(21,872,666)	(17,366,430)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	551,311,516	333,893,604
Reinvestment of dividends and distributions	13,112,237	11,220,860
Net asset value of shares redeemed	(183,401,584)[1]	(132,023,847)[2]
Net increase in net assets from capital share transactions	381,022,169	213,090,617
Net increase in net assets	454,144,137	201,835,356
Net Assets
Beginning of year	363,566,985	161,731,629
End of year	$817,711,122	$363,566,985
Undistributed net investment income	$4,957,895	$2,147,523

1  Net of $26,955 of redemption fees retained by the Fund.

2  Net of $20,115 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,		For the Period Ended
	2007	2006	October 31, 2005[1]
Per share data
Net asset value, beginning of period	$10.98	$11.47	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.50	0.48	0.23
Net gain on investments, futures contracts and swap contracts (both realized and unrealized)	1.11	0.05	1.39
Total from investment operations	1.61	0.53	1.62
REDEMPTION FEES	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.43)	(0.40)	(0.15)
Distributions from net realized gains	—	(0.62)	—
Total dividends and distributions	(0.43)	(1.02)	(0.15)
Net asset value, end of period	$12.16	$10.98	$11.47
Total return[4]	15.07%	4.72%	16.25%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$537,211	$125,613	$48,207
Ratio of expenses to average net assets	0.70%	0.70%	0.70%[5]
Ratio of net investment income to average net assets	4.37%	4.29%	2.53%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.11%	0.25%	0.80%[5]
Portfolio turnover rate	32%	60%	0%

1  For the period December 30, 2004 (inception date) through October 31, 2005.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,		For the Period Ended
	2007	2006	October 31, 2005[1]
Per share data
Net asset value, beginning of period	$10.97	$11.45	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.46	0.45	0.23
Net gain on investments, futures contracts and swap contracts (both realized and unrealized)	1.13	0.06	1.36
Total from investment operations	1.59	0.51	1.59
REDEMPTION FEES	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.41)	(0.37)	(0.14)
Dividends from net realized gains	—	(0.62)	—
Total dividends and distributions	(0.41)	(0.99)	(0.14)
Net asset value, end of period	$12.15	$10.97	$11.45
Total return[4]	14.80%	4.51%	15.91%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$263,657	$223,377	$108,431
Ratio of expenses to average net assets	0.95%	0.95%	0.95%[5]
Ratio of net investment income to average net assets	4.13%	4.04%	2.28%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.11%	0.25%	0.80%[5]
Portfolio turnover rate	32%	60%	0%

1  For the period December 30, 2004 (inception date) through October 31, 2005.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,		For the Period Ended
	2007	2006	October 31, 2005[1]
Per share data
Net asset value, beginning of period	$10.97	$11.43	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.38	0.37	0.17
Net gain on investments, futures contracts and swap contracts (both realized and unrealized)	1.12	0.06	1.36
Total from investment operations	1.50	0.43	1.53
REDEMPTION FEES	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.32)	(0.27)	(0.10)
Distributions from net realized gains	—	(0.62)	—
Total dividends and distributions	(0.32)	(0.89)	(0.10)
Net asset value, end of period	$12.15	$10.97	$11.43
Total return[4]	13.94%	3.78%	15.29%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$16,843	$14,577	$5,094
Ratio of expenses to average net assets	1.70%	1.70%	1.70%[5]
Ratio of net investment income to average net assets	3.38%	3.29%	1.53%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.11%	0.25%	0.80%[5]
Portfolio turnover rate	32%	60%	0%

1  For the period December 30, 2004 (inception date) through October 31, 2005.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements
October 31, 2007

Note 1. Organization

Credit Suisse Commodity Return Strategy Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Fund was organized as a statutory trust under the laws of the State of Delaware on May 19, 2004.

The Fund is authorized to offer three classes of shares: Common Class, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. The Fund's Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Class A shares are sold subject to a front end sales charge of up to 3.00%. Class C Shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Securities, options, futures contracts and other assets (including swaps), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. Structured

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 2. Significant Accounting Policies

note agreements are valued in accordance with a dealer supplied valuation. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Fund may seek to track the

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 2. Significant Accounting Policies

performance of the Dow Jones AIG Commodity Index ("DJ-AIG Index") through investing in structured notes designed to track the performance of the DJ-AIG Index. The Fund has received a private letter ruling from the IRS which confirms that the Fund's use of certain types of structured notes designed to track the performance of the DJ-AIG Index produce Qualifying Income. In addition, the Fund may, through its investment in the Credit Suisse Cayman Commodity Fund I, Ltd. ("the Subsidiary"), seek to track the performance of the DJ-AIG Index by the Subsidiary's investments in commodity-linked swaps and/or futures contracts. The Fund has obtained a private letter ruling from the IRS that its investment in the Subsidiary will produce Qualifying Income. If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the fund would be subject to the risk of diminished returns.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 2. Significant Accounting Policies

contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At October 31, 2007, the Fund had the following open futures contracts:

Futures Contract	Number of Contracts	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation
U.S. Treasury 2 Year Notes Futures	928	12/31/07	$191,434,424	$192,197,501	$763,077
U.S. Treasury 10 Year Notes Futures	(556)	12/19/07	$(60,476,591)	$(61,168,688)	$(692,097)
			$130,957,833	$131,028,813	$70,980

H) SWAPS — The Fund may enter into index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 2. Significant Accounting Policies

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swaps contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions.

I) COMMODITY INDEX-LINKED NOTES — The fund may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as net realized gains/(losses). These notes are subject to prepayment, credit and interest risks. The Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. At October 31, 2007, the value of these securities comprised 59.7% of the Fund's net assets and resulted in unrealized appreciation of $63,309,524.

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the year ended October 31, 2007.

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 2. Significant Accounting Policies

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities.

K) OTHER — The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the year ended October 31, 2007, investment advisory fees earned and voluntarily waived were $2,906,938, and $647,738, respectively. Credit Suisse will not recapture from the Fund any fees it waived during the fiscal year ended October 31, 2007. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the year ended October 31, 2007, co-administrative services fees earned by CSAMSI were $526,381. Effective December 1, 2006, the co-administration fee was reduced from an annual rate of 0.10% to 0.09%.

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 3. Transactions with Affiliates and Related Parties

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2007, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $171,735.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. Common Class shares are not subject to distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the year ended October 31, 2007, the Fund reimbursed Credit Suisse $111,193, which is included in the Fund's transfer agent expense.

For the year ended October 31, 2007, CSAMSI and its affiliates advised the Fund that they retained $53,660 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2007, Merrill was paid $73,208 for its services to the Fund.

Investment in Cayman Commodity Fund I, Ltd. The Fund may invest up to 25% of its total assets in Cayman Commodity Fund I, Ltd., a wholly-owned and controlled Cayman Island subsidiary (the "Subsidiary"), which is expected to invest primarily in commodity and financial futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by Credit Suisse.

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 3. Transactions with Affiliates and Related Parties

presented as an investment in the Fund's Schedule of Investments. Unrealized appreciation or depreciation on the Fund's investment in the Subsidiary is recorded in the Fund's Statement of Assets and Liabilities and Fund's Statement of Operations.

For tax purposes, the Subsidiary is an exempted Cayman investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through June of 2027. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the Subsidiary's net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund's investment company taxable income.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2007 and during the year ended October 31, 2007, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2007, purchases and sales of investment securities (excluding short-term investments) were $558,808,728, and $105,815,655, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value per share. The Fund currently offers Common Class,

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 6. Capital Share Transactions

Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Common Class
	For the Year Ended October 31, 2007		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	41,541,341	$464,481,723	11,424,189	$127,730,179
Shares issued in reinvestment of dividends and distributions	488,122	5,541,458	107,152	1,151,007
Shares redeemed	(9,307,774)	(104,766,033)	(4,293,659)	(48,444,519)
Net increase	32,721,689	$365,257,148	7,237,682	$80,436,667
	Class A
	For the Year Ended October 31, 2007		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	7,371,567	$82,558,505	17,309,927	$194,057,517
Shares issued in reinvestment of dividends and distributions	638,684	7,195,122	865,886	9,606,302
Shares redeemed	(6,679,490)	(74,634,940)	(7,273,976)	(80,937,976)
Net increase	1,330,761	$15,118,687	10,901,837	$122,725,843
	Class C
	For the Year Ended October 31, 2007		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	379,240	$4,271,288	1,076,973	$12,105,908
Shares issued in reinvestment of dividends and distributions	33,338	375,657	41,893	463,551
Shares redeemed	(355,487)	(4,000,611)	(235,096)	(2,641,352)
Net increase	57,091	$646,334	883,770	$9,928,107

A redemption fee of 2% of the value of Common Class shares, Class A shares and Class C shares redeemed or exchanged within 30 days from the date of purchase is charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 6. Capital Share Transactions

On October 31, 2007, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	2	30%
Class A	3	64%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends and distributions paid during the years ended October 31, 2007 and 2006, respectively by the Fund were as follows:

Ordinary Income		Long-Term Capital Gain
2007	2006	2007	2006
$21,872,666	$17,360,478	$—	$5,952

The tax basis of components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to a mark to market of future contracts and income from affiliated investments. At October 31, 2007, the components of distributable earnings on a tax basis by the Fund were as follows:

Undistributed net investment income	$5,765,010
Accumulated realized gain	4,134,222
Unrealized appreciation	61,151,588
$71,050,820

During the tax year ended October 31, 2007, the Fund utilized $18,035,394 of capital loss carryforwards.

At October 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $925,774,613, $62,513,198, $(1,966,368) and $60,546,830, respectively.

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 7. Federal Income Taxes

At October 31, 2007, the Fund reclassified $1,241 from accumulated net realized gain from investments to undistributed net investment income, to adjust for current period permanent book/tax differences. These permanent differences are due to differing book/tax treatments on paydowns. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. On December 22, 2006, the SEC indicated that they would not object if the Fund implements FIN 48 in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Management is evaluating the application of the Interpretation to the Fund and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required in subsequent reports.

Credit Suisse Commodity Return Strategy Income Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Credit Suisse Commodity Return Strategy Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Commodity Return Strategy Fund (the "Fund") at October 31, 2007, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 26, 2007

Credit Suisse Commodity Return Strategy Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Trustee, Nominating Committee Member and Audit Committee Chairman	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	36	Director of
Epoch Holding
Corporation
(an investment
management
and investment
advisory
services company);
Director of The
Adams Express
Company
(a closed-end
investment
company);
Director of
Petroleum and
Resources
Corporation
(a closed-end
					investment company).

Richard H. Francis c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1932)	Trustee, Nominating and Audit Committee Member	Since Fund Inception	Currently retired	29	None

Jeffrey E. Garten Box 208200 New Haven, Connecticut 06520-8200 (1946)	Trustee, Nominating and Audit Committee Member	Since Fund Inception	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	29	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Alcan, Inc. (smelting and refining of nonferrous metals company).

1   Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Commodity Return Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Director
Independent Trustees

Peter F. Krogh SFS/ICC 702 Georgetown University Washington, DC 20057 (1937)	Trustee, Nominating and Audit Committee Member	Since Fund Inception	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	29	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Trustees, Nominating Committee Chairman and Audit Committee Member	Trustee since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	36	Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company).

Interested Trustee

Michael E. Kenneally[2] c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1954)	Trustee	Since Fund Inception	Chairman and Global Chief Executive Officer of Credit Suisse from March 2003 to July 2005; Chairman and Chief Investment Officer of Banc of America Capital Management from 1998 to March 2003.	29	None

2   Mr. Kenneally is a Trustee who is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because he was an officer of Credit Suisse within the last two fiscal years.

Credit Suisse Commodity Return Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

Lawrence D. Haber c/o Credit Suisse Asset Management, LLC. Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1951)	Chief Executive Officer and President	Since 2007	Managing Director and Chief Operating Officer of Credit Suisse; Member of Credit Suisse's Management Committee; Chief Financial Officer of Merrill Lynch Investment Managers from 1997 to 2003.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since Fund Inception	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1967)	Chief Legal Officer since 2006, Vice President and Secretary since fund inception	Since Fund Inception	Director and Legal Counsel of Credit Suisse; Associated
with Credit Suisse since July 2003; Associated with the law
firm of Willkie Farr & Gallagher LLP from 1998 to 2003;
Officer of other Credit Suisse Funds.

Robert Rizza Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1965)	Treasurer	Since 2006	Vice President of Credit Suisse; Associated with Credit Suisse since 1998; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

Credit Suisse Commodity Strategy Return Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

■  CREDIT SUISSE
  CAYMAN COMMODITY FUND I, LTD.
  (THE "SUBSIDIARY")

for the Period Ended October 31, 2007

Credit Suisse Cayman Commodity Fund I, Ltd. (the "Subsidiary")
Schedule of Investments

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate %	Value
GOVERNMENT AGENCY (90.4%)
$800	Federal Farm Credit Discount Notes	(AAA,aaa)	11/16/07	3.70	$798,540
800	Federal Farm Credit Discount Notes	(AAA,aaa)	11/28/07	3.98	797,384
400	Federal Home Loan Bank Discount Notes	(AAA,aaa)	11/21/07	4.24	399,024
TOTAL GOVERNMENT AGENCY (Cost $1,994,948)					1,994,948
SHORT-TERM INVESTMENT (6.3%)
139	State Street Bank and Trust Co. Euro Time Deposit, 3.600%, 11/01/07 (Cost $139,000)				139,000
TOTAL INVESTMENTS AT VALUE (96.7%) (Cost $2,133,948)					2,133,948
OTHER ASSETS IN EXCESS OF LIABILITIES (3.3%)					73,159
NET ASSETS (100.0%)					$2,207,107

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Services, Inc. ("Moody's") are unaudited.

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Commodity Fund I, Ltd. (the "Subsidiary")
Statement of Assets and Liabilities
October 31, 2007

Assets
Investments at value (Cost $2,133,948) (Note 2)	$2,133,948
Cash	377
Cash segregated at brokers for futures contracts	275,000
Interest receivable	20
Other assets	34,649
Total Assets	2,443,994
Liabilities
Variation margin payable (Note 2)	202,230
Other accrued expenses payable	34,657
Total Liabilities	236,887
Net Assets
Par value of participating shares (Note 4)	160
Paid-in capital (Note 4)	1,399,832
Accumulated net investment income	10,723
Accumulated net realized gain on futures contracts	565,617
Net unrealized appreciation on investments and futures contracts	230,775
Net Assets	$2,207,107
Shares outstanding	160,235
Net asset value, redemption price per share and offering price per share	$13.77

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Commodity Fund I, Ltd. (the "Subsidiary")
Statement of Operations
For the Period September 27, 20071 through October 31, 2007

Investment Income (Note 2)
Interest	$10,723
Total investment income	10,723
Expenses
Administration expense (Note 3)	10,657
Audit fees	24,000
Total expenses	34,657
Less: fees reimbursed (Note 3)	(34,657)
Net expenses	—
Net investment income	10,723
Net Realized and Unrealized Gain (Loss) from Investments and Futures Contracts
Net realized gain on futures contracts	565,617
Net change in unrealized appreciation (depreciation) from futures contracts	230,775
Net realized and unrealized gain from investments and futures contracts	796,392
Net increase in net assets resulting from operations	$807,115

1  Commencement of operations

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Commodity Fund I, Ltd. (the "Subsidiary")
Statement of Changes in Net Assets

For the Period Ended October 31, 2007[1]
From Operations
Net investment income	$10,723
Net realized gain from futures contracts	565,617
Net change in unrealized appreciation from futures contracts	230,775
Net increase in net assets resulting from operations	807,115
From Capital Transactions (Note 4)
Proceeds from sale of shares	7,500,000
Net asset value of shares redeemed	(6,100,008)
Net increase in net assets from capital share transactions	1,399,992
Net increase in net assets	2,207,107
Net Assets
Beginning of period	—
End of period (including accumulated net investment income of $10,723)	$2,207,107

1  For the period September 27, 2007 (commencement of operations) through October 31, 2007.

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Commodity Fund I, Ltd. (the "Subsidiary")
Notes to Financial Statements

Note 1. Organization

Credit Suisse Cayman Commodity Fund I, Ltd. (the "Fund") is organized as a Cayman Islands Company. The Fund intends to carry on the business of an investment company. The Fund's investment manager is Credit Suisse Asset Management, LLC ("Credit Suisse"). As of October 31, 2007, 100% of the Fund was owned by Credit Suisse Commodity Return Strategy Fund.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Securities, options, futures contracts and other assets (including swaps), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. Structured note agreements are valued in accordance with a dealer supplied valuation. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) INCOME TAXES — The Fund has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits

Credit Suisse Cayman Commodity Fund I, Ltd. (the "Subsidiary")
Notes to Financial Statements (continued)

Note 2. Significant Accounting Policies

and capital gains taxes through June of 2027. No such taxes are levied in the Cayman Islands at the present time. The Fund is a Controlled Foreign Corporation under U.S. tax laws and as such is not subject to U.S. income tax. Therefore, the Fund is not required to record a tax provision.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At October 31, 2007, the Fund had the following open futures contracts:

Contract Description	Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy	$2,808,962
Agriculture	$5,017
$2,813,979
Contracts to Sell
Energy	$(2,836,381)
Agriculture	$253,177
$(2,583,204)
$230,775

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

Credit Suisse Cayman Commodity Fund I, Ltd. (the "Subsidiary")
Notes to Financial Statements (continued)

Note 2. Significant Accounting Policies

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse recognizes that it receives compensation for performing investment advisory services for the Credit Suisse Commodity Return Strategy Fund pursuant to a separate investment advisory agreement and agrees to receive no additional compensation for rendering its services to the Fund. During the period ended October 31, 2007, Credit Suisse voluntarily reimbursed the Fund $34,657 in Fund expenses. Reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

State Street Bank and Trust Company ("SSB") serves as administrator to the Fund. For its administrative services, SSB currently receives a fee based on the Fund's average daily net assets. For the period ended October 31, 2007, administrative services fees earned by SSB were $10,657.

Note 4. Capital Transactions

The Fund has authorized 5,000,000 participating shares of $.01 par value per share. The Fund issued 750,000 participating shares for $7,500,000 on September 27, 2007 in conjunction with the initial capitalization of the Fund.

Capital transactions were as follows:

For the Period Ended October 31, 2007[1] Amount
Shares sold	$7,500,000
Shares redeemed	(6,100,008)
Net increase	$1,399,992

1  For the period from September 27, 2007 (commencement of operations) to October 31, 2007.

Note 5. Financial Highlights

The following represents the total return of the Fund for the period from September 27, 2007 through October 31, 2007. Total return was calculated based

Credit Suisse Cayman Commodity Fund I, Ltd. (the "Subsidiary")
Notes to Financial Statements (continued)

Note 5. Financial Highlights

upon the daily returns of the Fund during this period. The calculation has not been annualized for reporting purposes:

Total Return	37.70%

The following represents certain financial ratios of the Fund for the period noted. The computation of the net investment income and total expense ratios was based upon the daily net assets of the Fund during these periods. The calculations have been annualized for reporting purposes:

For the Period Ended October 31, 2007[1]
Ratios to Average Net Assets:
Net investment income	4.91%
Total expenses(before expense reimbursement)	15.87%
Total expenses (after expense reimbursement)	0.00%

1  For the period from September 27, 2007 (commencement of operations) through October 31, 2007.

Note 6. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Cayman Commodity Fund I, Ltd. (the "Subsidiary")
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Credit Suisse Cayman Commodity Fund I, Ltd.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Credit Suisse Cayman Commodity Fund I, Ltd. (the "Fund") at October 31, 2007, and the results of its operations and the changes in its net assets for the period from September 27, 2007 to October 31, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 26, 2007

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  COM-AR-1007

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2007. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2007.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has three audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended October 31, 2006 and October 31, 2007.

	2006	2007
Audit Fees	$27,500	$51,500
Audit-Related Fees(1)	$3,245	$3,340
Tax Fees(2)	$2,535	$2,590
All Other Fees	—	—
Total	$33,280	$57,430

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,245 in 2006 and $3,340 in 2007).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2006 and October 31, 2007.

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	2006	2007
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2006	2007
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

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The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2006 and October 31, 2007:

	2006	2007
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2006 and October 31, 2007 were $5,780 and $5,930, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

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Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND

/s/ Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	January 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	January 8, 2008

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	January 8, 2008

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